UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00572
American Mutual Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class A
| AMRMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypo
theti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.57%
Management's discussion of fund performance
The fund’s Class A shares gained 12.67% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class A (with sales charge) *	6.20%	12.46%	10.26%
American Mutual Fund — Class A (without sales charge) *	12.67%	13.80%	10.91%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFAAARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class C
| AMFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.32%
Management's discussion of fund performance
The fund’s Class C shares gained 11.84% for the year ended Oc tob
er 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class C (with sales charge) *	10.84%	12.96%	10.23%
American Mutual Fund — Class C (without sales charge) *	11.84%	12.96%	10.23%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class T
| TAMFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class T shares gained 12.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from vola
tility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class T (with sales charge) 2	10.14%	13.51%	10.72%
American Mutual Fund — Class T (without sales charge) 2	12.96%	14.09%	11.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-1
| AMFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.63%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-1 *	12.61%	13.74%	10.84%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the
fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or
auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders
with
multiple
accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-2
| AMRFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 40	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class F-2 *	12.90%	14.04%	11.13%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class F-3
| AFMFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.27%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.03% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class F-3 2	13.03%	14.16%	11.18%
S&P 500 Index 3	21.45%	17.64%	15.21%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-A
| CMLAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	0.60%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.63% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-A (with sales charge) *	8.69%	12.96%	10.46%
American Mutual Fund — Class 529-A (without sales charge) *	12.63%	13.76%	10.85%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-C
| CMLCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 145	1.37%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-C (with sales charge) *	10.79%	12.91%	10.43%
American Mutual Fund — Class 529-C (without sales charge) *	11.79%	12.91%	10.43%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-E
| CMLEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.85%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.37% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-E *	12.37%	13.49%	10.59%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most
shareholde
r
documents
will
be mailed
to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-T
| TAFMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-T (with sales charge) 2	10.08%	13.45%	10.66%
American Mutual Fund — Class 529-T (without sales charge) 2	12.91%	14.03%	10.99%
S&P 500 Index 3	21.45%	17.64%	15.16%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
inf
o
rm
a
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-1
| CMLFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 46	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class 529-F-1 *	12.83%	13.96%	11.08%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses,
only
one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-2
| FFMMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-F-2 2	12.90%	14.04%	14.03%
S&P 500 Index 3	21.45%	17.64%	17.63%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class 529-F-3
| FFFMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.95% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class 529-F-3 2	12.95%	14.09%	14.08%
S&P 500 Index 3	21.45%	17.64%	17.63%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would pref
er
that your
docu
ments n
ot
b
e householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-1
| RMFAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-1 *	11.80%	12.92%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was
appointed
as
the
fund’s
independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trust
ees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2
| RMFBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2 *	11.80%	12.93%	10.04%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-2E
| RMEBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-2E *	12.13%	13.25%	10.37%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at
the
sam
e address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-3
| RMFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.29% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-3 *	12.29%	13.42%	10.53%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder
docum
ents
wil
l
be
m
aile
d to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-4
| RMFEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.62% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-4 *	12.62%	13.76%	10.86%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5E
| RMFHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.86% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary
sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Mutual Fund — Class R-5E 2	12.86%	14.00%	11.08%
S&P 500 Index 3	21.45%	17.64%	14.64%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim
period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-5
| RMFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Mutual Fund — Class R-5 *	12.96%	14.10%	11.19%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is un mana
ged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreeme
nts
with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-003-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Mutual Fund
®
Class R-6
| RMFGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Mutual Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.27%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities extended gains over the fund’s fiscal year, rebounding from volatility in early 2025. Strong gains in the information technology, communication services and consumer discretionary sectors pushed the S&P 500 Index to record all-time highs. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. The Federal Reserve (Fed) reduced interest rates in September and October 2025, responding to signs of a weakening labor market.
Most sectors delivered positive returns for the fund, with information technology and industrials contributing significantly. Financials and utilities sectors also contributed meaningfully to the overall portfolio’s return.
In contrast, materials were a significant detractor from overall results. Health care and consumer discretionary sectors also posted negative returns during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retur
ns
	1 year	5 years	10 years
American Mutual Fund — Class R-6 *	13.02%	14.15%	11.25%
S&P 500 Index †	21.45%	17.64%	14.64%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 110,834
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	$ 241
Portfolio turnover rate	30%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, pleas
e
contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-003-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	116,000	15,000	10,000	None
October 31, 2024	109,000	16,000	9,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	1,968,000
October 31, 2024	2,167,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Mutual Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-003-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 96.02%	Shares	Value (000)
Energy 3.89%
Baker Hughes Co., Class A	9,477,282	$458,795
Canadian Natural Resources, Ltd. (CAD denominated)	4,138,318	132,392
Cenovus Energy, Inc.	7,065,164	119,543
ConocoPhillips	8,903,551	791,170
EOG Resources, Inc.	3,721,952	393,931
Exxon Mobil Corp.	12,424,589	1,420,876
TC Energy Corp.	8,829,589	442,892
TC Energy Corp. (CAD denominated)	11,021,503	553,059
		4,312,658

Materials 3.39%
Air Products and Chemicals, Inc.	3,460,888	839,577
Corteva, Inc.	799,420	49,116
Eastman Chemical Co.	872,306	51,920
Ecolab, Inc.	728,001	186,660
International Paper Co. (a)	42,223,727	1,631,525
Linde PLC	2,127,168	889,794
Nutrien, Ltd.	1,100,230	59,908
Sherwin-Williams Co.	125,223	43,194
Solstice Advanced Materials, Inc. (b)	218,841	9,863
		3,761,557

Industrials 14.22%
Airbus SE, non-registered shares	2,177,219	536,919
Automatic Data Processing, Inc.	2,671,335	695,349
BAE Systems PLC (ADR)	1,020,530	100,941
Canadian National Railway Co.	80,007	7,673
Canadian National Railway Co. (CAD denominated)	2,503,162	240,027
Carrier Global Corp.	12,007,412	714,321
Caterpillar, Inc.	317,974	183,554
Deutsche Post AG	1,469,486	67,452
Emerson Electric Co.	672,817	93,905
Equifax, Inc.	376,803	79,543
FedEx Corp.	623,049	158,142
General Electric Co.	12,249,389	3,784,449
HEICO Corp., Class A	175,566	43,493
Honeywell International, Inc.	875,364	176,237
Illinois Tool Works, Inc.	1,036,089	252,723
Ingersoll-Rand, Inc.	1,065,078	81,297
L3Harris Technologies, Inc.	980,846	283,563
Northrop Grumman Corp.	1,467,793	856,384
Otis Worldwide Corp.	1,510,925	140,153
PACCAR, Inc.	849,100	83,551
Paychex, Inc.	2,205,867	258,153
RELX PLC (ADR)	1,963,641	86,871
Rolls-Royce Holdings PLC (ADR) (c)	18,109,765	281,607
RTX Corp.	28,143,711	5,023,652
Stanley Black & Decker, Inc.	6,362,058	430,839
Union Pacific Corp.	2,941,422	648,201
Waste Management, Inc.	809,722	161,758
Watsco, Inc.	788,874	290,314
		15,761,071

Consumer discretionary 3.92%
Hasbro, Inc.	872,474	66,578
Home Depot, Inc.	4,180,288	1,586,796
McDonald’s Corp.	1,259,256	375,800

1	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Starbucks Corp.	18,545,398	$1,499,766
TJX Cos., Inc. (The)	2,376,225	333,004
Tractor Supply Co.	8,950,375	484,305
		4,346,249

Consumer staples 6.66%
British American Tobacco PLC (ADR)	26,557,273	1,359,467
Coca-Cola Co.	10,027,394	690,887
Constellation Brands, Inc., Class A	584,234	76,757
Dollar General Corp.	445,060	43,909
Estee Lauder Cos., Inc. (The), Class A	1,032,786	99,860
General Mills, Inc.	416,013	19,390
Hershey Co.	1,610,748	273,231
Kenvue, Inc.	1,518,767	21,825
Mondelez International, Inc., Class A	27,695,055	1,591,358
PepsiCo, Inc.	1,741,317	254,389
Philip Morris International, Inc.	14,075,436	2,031,508
Procter & Gamble Co.	4,529,997	681,176
Sysco Corp.	3,264,316	242,473
		7,386,230

Health care 12.64%
Abbott Laboratories	11,642,822	1,439,286
AbbVie, Inc.	9,065,435	1,976,627
Amgen, Inc.	5,267,121	1,571,867
AstraZeneca PLC (ADR)	2,753,724	226,907
Bristol-Myers Squibb Co.	7,945,722	366,059
Cencora, Inc.	544,460	183,924
Cigna Group (The)	549,395	134,278
CVS Health Corp.	10,320,016	806,509
Danaher Corp.	1,473,873	317,443
Elevance Health, Inc.	165,815	52,597
Eli Lilly and Co.	2,665,062	2,299,575
GE HealthCare Technologies, Inc.	4,195,054	314,419
Gilead Sciences, Inc.	6,519,082	780,921
Humana, Inc.	1,087,305	302,477
Johnson & Johnson	3,303,365	623,907
McKesson Corp.	97,310	78,952
Medtronic PLC	7,651,492	693,990
Novo Nordisk AS, Class B (ADR) (c)	853,326	42,206
Sanofi	1,018,244	103,017
Sanofi (ADR)	1,577,744	79,802
Stryker Corp.	459,721	163,771
Takeda Pharmaceutical Co., Ltd. (ADR) (c)	12,888,047	173,215
Thermo Fisher Scientific, Inc.	717,288	406,982
UnitedHealth Group, Inc.	2,546,212	869,684
		14,008,415

Financials 13.95%
American International Group, Inc.	3,937,454	310,901
Apollo Asset Management, Inc.	209,132	25,997
Arthur J. Gallagher & Co.	495,308	123,574
Bank of America Corp.	2,536,268	135,564
Berkshire Hathaway, Inc., Class A (b)	82	58,691
Berkshire Hathaway, Inc., Class B (b)	106,000	50,619
BlackRock, Inc.	662,433	717,289
Blackstone, Inc.	1,896,743	278,138
Canadian Imperial Bank of Commerce	828,826	68,674
Capital One Financial Corp.	1,249,837	274,952
Carlyle Group, Inc. (The)	1,639,650	87,426
Charles Schwab Corp. (The)	1,071,512	101,279
Chubb, Ltd.	2,434,127	674,107
CME Group, Inc., Class A	2,298,599	610,255
East West Bancorp, Inc.	2,481,538	252,124

American Mutual Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	5,638,083	$278,521
Fidelity National Information Services, Inc.	15,288,866	955,860
Fifth Third Bancorp	6,166,945	256,668
Great-West Lifeco, Inc.	7,339,018	311,132
JPMorgan Chase & Co.	7,720,538	2,402,014
KKR & Co., Inc.	595,862	70,508
Marsh & McLennan Cos., Inc.	4,402,743	784,349
Mastercard, Inc., Class A	848,943	468,608
Morgan Stanley	5,996,104	983,361
National Bank of Canada	2,362,198	263,917
PNC Financial Services Group, Inc.	4,678,631	854,084
Progressive Corp.	4,361,960	898,564
Royal Bank of Canada (c)	169,504	24,832
Toronto-Dominion Bank (The)	356,035	29,241
Toronto-Dominion Bank (The) (CAD denominated)	2,281,696	187,345
TPG, Inc., Class A	3,262,598	179,573
Truist Financial Corp.	20,523,830	915,979
Visa, Inc., Class A	1,680,021	572,450
Wells Fargo & Co.	14,372,724	1,249,996
		15,456,592

Information technology 23.24%
Accenture PLC, Class A	5,589,745	1,397,995
Amphenol Corp., Class A	3,216,599	448,201
Analog Devices, Inc.	419,309	98,173
Apple, Inc.	12,819,080	3,465,895
Applied Materials, Inc.	5,520,899	1,286,921
Broadcom, Inc.	15,781,549	5,833,334
Cognizant Technology Solutions Corp., Class A	2,000,000	145,760
Corning, Inc.	3,189,393	284,111
International Business Machines Corp.	105,738	32,505
KLA Corp.	733,678	886,826
Microsoft Corp.	14,951,018	7,741,788
Oracle Corp.	4,040,066	1,060,962
Salesforce, Inc.	2,989,876	778,594
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,375,120	1,614,847
Texas Instruments, Inc.	4,206,301	679,149
		25,755,061

Communication services 4.05%
Alphabet, Inc., Class A	4,352,446	1,223,864
AT&T, Inc.	12,275,500	303,819
Comcast Corp., Class A	11,560,038	321,774
Meta Platforms, Inc., Class A	2,834,836	1,837,966
T-Mobile US, Inc.	3,106,447	652,509
Verizon Communications, Inc.	3,651,533	145,112
		4,485,044

Utilities 7.29%
American Electric Power Co., Inc.	1,415,991	170,287
Atmos Energy Corp.	5,327,714	914,875
CenterPoint Energy, Inc.	27,541,322	1,053,180
Constellation Energy Corp.	4,046,680	1,525,598
Dominion Energy, Inc.	13,414,359	787,289
DTE Energy Co.	3,477,725	471,371
Exelon Corp.	3,141,817	144,901
NextEra Energy, Inc.	13,383,666	1,089,430
Pinnacle West Capital Corp.	584,492	51,739
Public Service Enterprise Group, Inc.	4,133,795	333,019
Sempra	9,052,195	832,259
Southern Co. (The)	4,592,635	431,891
Xcel Energy, Inc.	3,320,427	269,519
		8,075,358

3	American Mutual Fund

Common stocks (continued)	Shares	Value (000)

Real estate 2.77%
American Tower Corp. REIT	353,847	$63,331
Crown Castle, Inc. REIT	750,133	67,677
Digital Realty Trust, Inc. REIT	1,207,786	205,819
Equinix, Inc. REIT	141,912	120,059
Extra Space Storage, Inc. REIT	2,087,088	278,710
Prologis, Inc. REIT	3,102,967	385,047
Public Storage REIT	1,146,494	319,367
Rexford Industrial Realty, Inc. REIT	5,619,260	232,188
Sun Communities, Inc. REIT	417,825	52,897
UDR, Inc. REIT	4,290,735	144,555
Welltower, Inc. REIT	6,660,624	1,205,839
		3,075,489
Total common stocks (cost: $62,807,140,000)		106,423,724
Convertible stocks 0.29%
Information technology 0.29%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (c)	5,500,577	318,483
Total convertible stocks (cost: $291,335,000)		318,483
Short-term securities 3.57%
Money market investments 3.44%
Capital Group Central Cash Fund 4.08% (a)(d)	38,132,512	3,814,014

Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 4.08% (a)(d)(e)	628,011	62,814
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (d)(e)	11,074,964	11,074
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (d)(e)	10,100,000	10,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (d)(e)	10,100,000	10,100
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (d)(e)	10,100,000	10,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (d)(e)	10,100,000	10,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (d)(e)	10,100,000	10,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (d)(e)	10,100,000	10,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (d)(e)	10,100,000	10,100
		144,588
Total short-term securities (cost: $3,957,619,000)		3,958,602
Total investment securities 99.88% (cost: $67,056,094,000)		110,700,809
Other assets less liabilities 0.12%		132,696
Net assets 100.00%		$110,833,505
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.47%
Materials 1.47%
International Paper Co.	$785,315	$1,536,801	$6,250	$1,436	$(685,777)	$1,631,525	$59,407
Consumer discretionary 0.00%
Hasbro, Inc. (f)	490,975	—	435,865	79,495	(68,027)	—	14,835

American Mutual Fund	4

Investments in affiliates (a) (continued)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Utilities 0.00%
CenterPoint Energy, Inc. (f)	$1,167,978	$—	$429,646	$194,400	$120,448	$—	$31,726
Total common stocks						1,631,525
Short-term securities 3.50%
Money market investments 3.44%
Capital Group Central Cash Fund 4.08% (d)	4,767,162	12,504,548	13,458,124	(707)	1,135	3,814,014	209,719
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.08% (d)(e)	19,476	43,338 (g)				62,814	— (h)
Total short-term securities						3,876,828
Total 4.97%				$274,624	$(632,221)	$5,508,353	$315,687

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Security did not produce income during the last 12 months.
(c)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(d)	Rate represents the seven-day yield at 10/31/2025.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2025. Refer to the investment portfolio for the security value at 10/31/2025.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Mutual Fund

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $230,714 of investment securities on loan):
Unaffiliated issuers (cost: $61,002,086)	$105,192,456
Affiliated issuers (cost: $6,054,008)	5,508,353	$110,700,809
Cash		17,223
Cash denominated in currencies other than U.S. dollars (cost: $7,130)		7,130
Receivables for:
Sales of investments	177,794
Sales of fund’s shares	68,588
Dividends and interest	139,245
Securities lending income	311
Other	287	386,225
		111,111,387
Liabilities:
Collateral for securities on loan		144,588
Payables for:
Purchases of investments	30,994
Repurchases of fund’s shares	61,066
Investment advisory services	21,697
Services provided by related parties	14,808
Trustees’ deferred compensation	3,823
Other	906	133,294
Net assets at October 31, 2025		$110,833,505
Net assets consist of:
Capital paid in on shares of beneficial interest		$60,682,476
Total distributable earnings (accumulated loss)		50,151,029
Net assets at October 31, 2025		$110,833,505
Refer to the notes to financial statements.

American Mutual Fund	6

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,784,662 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$43,687,443	703,177	$62.13
Class C	902,297	14,815	60.90
Class T	16	— *	62.13
Class F-1	1,183,951	19,174	61.75
Class F-2	17,556,867	282,733	62.10
Class F-3	8,476,452	136,505	62.10
Class 529-A	1,670,029	26,971	61.92
Class 529-C	37,831	614	61.59
Class 529-E	51,043	829	61.57
Class 529-T	25	— *	62.15
Class 529-F-1	18	— *	62.04
Class 529-F-2	293,904	4,731	62.12
Class 529-F-3	19	— *	62.11
Class R-1	53,412	872	61.22
Class R-2	264,736	4,334	61.09
Class R-2E	38,772	628	61.78
Class R-3	644,580	10,491	61.44
Class R-4	727,689	11,768	61.83
Class R-5E	265,473	4,280	62.03
Class R-5	394,164	6,344	62.14
Class R-6	34,584,784	556,396	62.16
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Mutual Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,961; also includes $315,687 from affiliates)	$2,344,209
Securities lending income (net of fees)	3,446
Interest from unaffiliated issuers	1,474	$2,349,129
Fees and expenses*:
Investment advisory services	241,482
Distribution services	128,613
Transfer agent services	49,543
Administrative services	31,652
529 plan services	1,052
Reports to shareholders	1,593
Registration statement and prospectus	1,352
Trustees’ compensation	865
Auditing and legal	210
Custodian	2,028
Other	178	458,568
Net investment income		1,890,561
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,241,694
Affiliated issuers	274,624
In-kind redemptions	252,346
Currency transactions	(117)	6,768,547
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,881,932
Affiliated issuers	(632,221)
Currency translations	248	4,249,959
Net realized gain (loss) and unrealized appreciation (depreciation)		11,018,506
Net increase (decrease) in net assets resulting from operations		$12,909,067
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$1,890,561	$1,935,230
Net realized gain (loss)	6,768,547	4,850,360
Net unrealized appreciation (depreciation)	4,249,959	17,250,521
Net increase (decrease) in net assets resulting from operations	12,909,067	24,036,111
Distributions paid to shareholders	(6,266,910)	(3,538,459)
Net capital share transactions	729,082	(473,721)
Total increase (decrease) in net assets	7,371,239	20,023,931
Net assets:
Beginning of year	103,462,266	83,438,335
End of year	$110,833,505	$103,462,266
Refer to the notes to financial statements.

American Mutual Fund	8

Notes to financial statements
1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

9	American Mutual Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

American Mutual Fund	10

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):

11	American Mutual Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,312,658	$—	$—	$4,312,658
Materials	3,761,557	—	—	3,761,557
Industrials	15,156,700	604,371	—	15,761,071
Consumer discretionary	4,346,249	—	—	4,346,249
Consumer staples	7,386,230	—	—	7,386,230
Health care	13,905,398	103,017	—	14,008,415
Financials	15,456,592	—	—	15,456,592
Information technology	25,755,061	—	—	25,755,061
Communication services	4,485,044	—	—	4,485,044
Utilities	8,075,358	—	—	8,075,358
Real estate	3,075,489	—	—	3,075,489
Convertible stocks	318,483	—	—	318,483
Short-term securities	3,958,602	—	—	3,958,602
Total	$109,993,421	$707,388	$—	$110,700,809
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Mutual Fund	12

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data,  employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $230,714,000, and the total value of collateral received was $237,228,000. Collateral received includes cash of $144,588,000 and U.S. government securities of $92,640,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

13	American Mutual Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2025, the fund recognized $1,135,000 in EU reclaims (net of $1,000 in fees and the effect of realized gain or loss from currency translations) and $26,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $567,305,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$339,236
Undistributed long-term capital gains	6,217,649
Gross unrealized appreciation on investments	45,234,649
Gross unrealized depreciation on investments	(1,636,969)
Net unrealized appreciation (depreciation) on investments	43,597,680
Cost of investments	67,103,129

American Mutual Fund	14

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$687,221	$1,758,473	$2,445,694	$789,105	$600,054	$1,389,159
Class C	8,365	40,201	48,566	12,583	15,362	27,945
Class T	— *	1	1	— *	— *	— *
Class F-1	18,632	50,544	69,176	23,027	18,566	41,593
Class F-2	300,665	673,760	974,425	321,309	219,529	540,838
Class F-3	155,725	333,979	489,704	170,987	112,361	283,348
Class 529-A	26,006	67,535	93,541	29,898	23,147	53,045
Class 529-C	324	1,701	2,025	508	645	1,153
Class 529-E	703	2,172	2,875	886	786	1,672
Class 529-T	— *	1	1	1	— *	1
Class 529-F-1	— *	1	1	— *	— *	— *
Class 529-F-2	5,007	10,764	15,771	4,987	3,332	8,319
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	463	2,262	2,725	696	847	1,543
Class R-2	2,385	11,537	13,922	3,439	4,157	7,596
Class R-2E	444	1,592	2,036	525	514	1,039
Class R-3	7,993	25,602	33,595	9,786	8,824	18,610
Class R-4	11,993	32,484	44,477	14,903	11,797	26,700
Class R-5E	4,524	10,718	15,242	4,924	3,347	8,271
Class R-5	7,087	15,101	22,188	8,701	6,053	14,754
Class R-6	636,063	1,354,881	1,990,944	678,413	434,460	1,112,873
Total	$1,873,600	$4,393,310	$6,266,910	$2,074,678	$1,463,781	$3,538,459
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. For the year ended October 31, 2025, the investment advisory services fees were $241,482,000, which were equivalent to an annualized rate of 0.229% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Mutual Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, unreimbursed expenses subject to reimbursement totaled $4,839,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $1,052,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

American Mutual Fund	16

For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$104,764	$24,697	$12,572	Not applicable
Class C	9,047	535	272	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,903	1,424	351	Not applicable
Class F-2	Not applicable	18,316	4,916	Not applicable
Class F-3	Not applicable	70	2,401	Not applicable
Class 529-A	3,676	877	482	$859
Class 529-C	381	21	11	21
Class 529-E	252	16	15	27
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	108	82	145
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	518	50	16	Not applicable
Class R-2	1,972	883	79	Not applicable
Class R-2E	231	77	12	Not applicable
Class R-3	3,021	869	181	Not applicable
Class R-4	1,848	738	222	Not applicable
Class R-5E	Not applicable	378	75	Not applicable
Class R-5	Not applicable	198	112	Not applicable
Class R-6	Not applicable	286	9,853	Not applicable

Total class-specific expenses	$128,613	$49,543	$31,652	$1,052
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $865,000 in the fund’s statement of operations reflects $344,000 in current fees (either paid in cash or deferred) and a net increase of $521,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended
October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,734,850,000 and $856,136,000, respectively, which generated $214,358,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

17	American Mutual Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$2,161,969	37,308	$2,396,816	42,324	$(4,907,288)	(84,265)	$(348,503)	(4,633)
Class C	98,556	1,731	48,428	874	(242,203)	(4,257)	(95,219)	(1,652)
Class T	—	—	—	—	—	—	—	—
Class F-1	85,443	1,474	68,442	1,217	(232,268)	(4,004)	(78,383)	(1,313)
Class F-2	3,350,057	57,602	946,521	16,710	(3,518,498)	(60,343)	778,080	13,969
Class F-3	1,183,192	20,293	485,891	8,578	(1,598,299)	(27,440)	70,784	1,431
Class 529-A	147,490	2,551	93,502	1,657	(257,136)	(4,424)	(16,144)	(216)
Class 529-C	8,334	145	2,025	36	(15,510)	(270)	(5,151)	(89)
Class 529-E	5,314	92	2,866	51	(11,869)	(204)	(3,689)	(61)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	58,840	1,017	15,768	278	(47,643)	(815)	26,965	480
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	6,548	114	2,724	48	(13,108)	(227)	(3,836)	(65)
Class R-2	38,747	680	13,879	250	(71,978)	(1,259)	(19,352)	(329)
Class R-2E	7,175	125	2,036	37	(10,146)	(173)	(935)	(11)
Class R-3	119,247	2,045	33,554	600	(140,616)	(2,435)	12,185	210
Class R-4	117,547	2,021	44,477	789	(218,228)	(3,789)	(56,204)	(979)
Class R-5E	64,062	1,132	15,241	269	(77,906)	(1,358)	1,397	43
Class R-5	81,070	1,395	22,170	391	(84,692)	(1,454)	18,548	332
Class R-6	2,666,242	45,828	1,989,467	35,086	(4,207,173)	(71,127)	448,536	9,787
Total net increase (decrease)	$10,199,833	175,553	$6,183,810	109,195	$(15,654,561)	(267,844)	$729,082	16,904
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,978,730	36,800	$1,359,896	26,158	$(4,525,631)	(84,160)	$(1,187,005)	(21,202)
Class C	102,635	1,943	27,856	551	(264,714)	(5,035)	(134,223)	(2,541)
Class T	—	—	—	—	—	—	—	—
Class F-1	98,221	1,838	41,189	798	(268,914)	(5,092)	(129,504)	(2,456)
Class F-2	2,915,159	54,053	525,780	10,095	(3,503,390)	(65,521)	(62,451)	(1,373)
Class F-3	1,321,808	24,777	280,503	5,382	(1,612,139)	(30,160)	(9,828)	(1)
Class 529-A	146,196	2,725	53,028	1,023	(249,763)	(4,662)	(50,539)	(914)
Class 529-C	8,865	166	1,151	23	(15,815)	(298)	(5,799)	(109)
Class 529-E	4,157	77	1,673	33	(9,580)	(180)	(3,750)	(70)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	45,322	838	8,314	159	(41,654)	(770)	11,982	227
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	7,940	150	1,527	30	(14,659)	(275)	(5,192)	(95)
Class R-2	39,310	741	7,593	150	(67,857)	(1,278)	(20,954)	(387)
Class R-2E	7,578	141	1,038	20	(7,786)	(145)	830	16
Class R-3	96,701	1,818	18,591	363	(140,793)	(2,646)	(25,501)	(465)
Class R-4	97,096	1,805	26,699	517	(211,467)	(3,916)	(87,672)	(1,594)
Class R-5E	47,107	877	8,270	159	(46,253)	(853)	9,124	183
Class R-5	53,708	994	14,738	283	(148,765)	(2,715)	(80,319)	(1,438)
Class R-6	2,935,182	55,200	1,111,978	21,297	(2,740,083)	(50,391)	1,307,077	26,106
Total net increase (decrease)	$9,905,715	184,943	$3,489,827	67,041	$(13,869,263)	(258,097)	$(473,721)	(6,113)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,713,547,000 and $33,524,570,000, respectively, during the year ended October 31, 2025.

19	American Mutual Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025	$58.55	$.97	$6.08	$7.05	$(.97 )	$(2.50)	$(3.47)	$62.13	12.67%	$43,687	.57%	.57%	1.65%
10/31/2024	47.06	1.01	12.41	13.42	(1.10)	(.83 )	(1.93)	58.55	29.06	41,443.58		.58	1.87
10/31/2023	48.97	1.06	(.59 )	.47	(.99 )	(1.39)	(2.38)	47.06	.80	34,307.59		.59	2.17
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88 )	(1.61)	(2.49)	48.97	(2.73)	35,575.58		.58	1.88
10/31/2021	40.16	.88	12.63	13.51	(.86 )	—	(.86 )	52.81	33.86	35,695.58		.58	1.82
Class C:
10/31/2025	57.46	.52	5.95	6.47	(.53 )	(2.50)	(3.03)	60.90	11.84	902	1.32	1.32	.91
10/31/2024	46.22	.60	12.17	12.77	(.70 )	(.83 )	(1.53)	57.46	28.11	946	1.33	1.33	1.13
10/31/2023	48.13	.69	(.58 )	.11	(.63 )	(1.39)	(2.02)	46.22	.06	878	1.34	1.34	1.42
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50 )	(1.61)	(2.11)	48.13	(3.47)	1,019	1.33	1.33	1.13
10/31/2021	39.51	.51	12.43	12.94	(.51 )	—	(.51 )	51.94	32.89	1,090	1.33	1.33	1.08
Class T:
10/31/2025	58.55	1.12	6.08	7.20	(1.12)	(2.50)	(3.62)	62.13	12.96 [5]	— [6]	.32 [5]	.32 [5]	1.91 [5]
10/31/2024	47.06	1.15	12.40	13.55	(1.23)	(.83 )	(2.06)	58.55	29.39 [5]	— [6]	.33 [5]	.33 [5]	2.12 [5]
10/31/2023	48.98	1.19	(.60 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05 [5]	— [6]	.33 [5]	.33 [5]	2.43 [5]
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)[5]	— [6]	.32 [5]	.32 [5]	2.13 [5]
10/31/2021	40.17	1.00	12.62	13.62	(.98 )	—	(.98 )	52.81	34.17 [5]	— [6]	.33 [5]	.33 [5]	2.07 [5]
Class F-1:
10/31/2025	58.21	.93	6.04	6.97	(.93 )	(2.50)	(3.43)	61.75	12.61	1,184.63		.63	1.59
10/31/2024	46.80	.98	12.32	13.30	(1.06)	(.83 )	(1.89)	58.21	28.99	1,192.64		.64	1.82
10/31/2023	48.71	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.80	.76	1,074.64		.64	2.12
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85 )	(1.61)	(2.46)	48.71	(2.79)	1,200.63		.63	1.82
10/31/2021	39.96	.85	12.56	13.41	(.83 )	—	(.83 )	52.54	33.79	1,454.64		.64	1.78
Class F-2:
10/31/2025	58.52	1.08	6.08	7.16	(1.08)	(2.50)	(3.58)	62.10	12.90	17,557.38		.38	1.85
10/31/2024	47.04	1.12	12.39	13.51	(1.20)	(.83 )	(2.03)	58.52	29.32	15,729.38		.38	2.08
10/31/2023	48.95	1.17	(.60 )	.57	(1.09)	(1.39)	(2.48)	47.04	1.01	12,706.38		.38	2.38
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.95	(2.54)	14,334.38		.38	2.09
10/31/2021	40.14	.98	12.63	13.61	(.96 )	—	(.96 )	52.79	34.17	13,651.38		.38	2.02
Class F-3:
10/31/2025	58.52	1.14	6.09	7.23	(1.15)	(2.50)	(3.65)	62.10	13.03	8,476.27		.27	1.96
10/31/2024	47.04	1.18	12.39	13.57	(1.26)	(.83 )	(2.09)	58.52	29.46	7,905.27		.27	2.18
10/31/2023	48.95	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.04	1.13	6,353.27		.27	2.49
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716.27		.27	2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057.27		.27	2.12
Class 529-A:
10/31/2025	58.37	.95	6.05	7.00	(.95 )	(2.50)	(3.45)	61.92	12.63	1,670.60		.60	1.63
10/31/2024	46.92	.99	12.37	13.36	(1.08)	(.83 )	(1.91)	58.37	29.03	1,587.61		.61	1.84
10/31/2023	48.83	1.04	(.59 )	.45	(.97 )	(1.39)	(2.36)	46.92	.77	1,318.62		.62	2.14
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86 )	(1.61)	(2.47)	48.83	(2.76)	1,353.61		.61	1.85
10/31/2021	40.05	.86	12.59	13.45	(.84 )	—	(.84 )	52.66	33.81	1,331.62		.62	1.78
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025	$58.06	$.50	$6.02	$6.52	$(.49 )	$(2.50)	$(2.99)	$61.59	11.79%	$38	1.37%	1.37%	.86%
10/31/2024	46.68	.58	12.30	12.88	(.67 )	(.83 )	(1.50)	58.06	28.05	41	1.37	1.37	1.09
10/31/2023	48.59	.67	(.60 )	.07	(.59 )	(1.39)	(1.98)	46.68	(.03 )	38	1.39	1.39	1.37
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46 )	(1.61)	(2.07)	48.59	(3.50)	44	1.37	1.37	1.08
10/31/2021	39.85	.51	12.53	13.04	(.49 )	—	(.49 )	52.40	32.85	49	1.36	1.36	1.06
Class 529-E:
10/31/2025	58.05	.80	6.03	6.83	(.81 )	(2.50)	(3.31)	61.57	12.37	51.85		.85	1.38
10/31/2024	46.68	.86	12.29	13.15	(.95 )	(.83 )	(1.78)	58.05	28.71	52.85		.85	1.61
10/31/2023	48.59	.92	(.58 )	.34	(.86 )	(1.39)	(2.25)	46.68	.53	45.86		.86	1.90
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74 )	(1.61)	(2.35)	48.59	(3.00)	48.85		.85	1.61
10/31/2021	39.87	.74	12.54	13.28	(.73 )	—	(.73 )	52.42	33.52	48.85		.85	1.55
Class 529-T:
10/31/2025	58.57	1.09	6.08	7.17	(1.09)	(2.50)	(3.59)	62.15	12.91 [5]	— [6]	.37 [5]	.37 [5]	1.86 [5]
10/31/2024	47.07	1.12	12.41	13.53	(1.20)	(.83 )	(2.03)	58.57	29.33 [5]	— [6]	.38 [5]	.38 [5]	2.07 [5]
10/31/2023	48.99	1.16	(.60 )	.56	(1.09)	(1.39)	(2.48)	47.07	.98 [5]	— [6]	.39 [5]	.39 [5]	2.37 [5]
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.99	(2.53)[5]	— [6]	.38 [5]	.38 [5]	2.07 [5]
10/31/2021	40.17	.97	12.63	13.60	(.95 )	—	(.95 )	52.82	34.11 [5]	— [6]	.40 [5]	.40 [5]	2.01 [5]
Class 529-F-1:
10/31/2025	58.47	1.04	6.08	7.12	(1.05)	(2.50)	(3.55)	62.04	12.83 [5]	— [6]	.43 [5]	.43 [5]	1.79 [5]
10/31/2024	47.00	1.08	12.39	13.47	(1.17)	(.83 )	(2.00)	58.47	29.24 [5]	— [6]	.44 [5]	.44 [5]	2.01 [5]
10/31/2023	48.91	1.14	(.60 )	.54	(1.06)	(1.39)	(2.45)	47.00	.95 [5]	— [6]	.44 [5]	.44 [5]	2.32 [5]
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94 )	(1.61)	(2.55)	48.91	(2.60)[5]	— [6]	.44 [5]	.44 [5]	2.01 [5]
10/31/2021	40.12	.95	12.61	13.56	(.94 )	—	(.94 )	52.74	34.04 [5]	— [6]	.44 [5]	.44 [5]	1.95 [5]
Class 529-F-2:
10/31/2025	58.55	1.09	6.07	7.16	(1.09)	(2.50)	(3.59)	62.12	12.90	294.36		.36	1.87
10/31/2024	47.06	1.13	12.40	13.53	(1.21)	(.83 )	(2.04)	58.55	29.34	249.36		.36	2.08
10/31/2023	48.97	1.18	(.60 )	.58	(1.10)	(1.39)	(2.49)	47.06	1.04	189.36		.36	2.40
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98 )	(1.61)	(2.59)	48.97	(2.53)	180.36		.36	2.10
10/31/2021	40.16	.98	12.62	13.60	(.95 )	—	(.95 )	52.81	34.13	144.38		.38	2.01
Class 529-F-3:
10/31/2025	58.54	1.11	6.07	7.18	(1.11)	(2.50)	(3.61)	62.11	12.95	— [6]	.32	.32	1.90
10/31/2024	47.05	1.15	12.41	13.56	(1.24)	(.83 )	(2.07)	58.54	29.40	— [6]	.32	.32	2.13
10/31/2023	48.96	1.19	(.59 )	.60	(1.12)	(1.39)	(2.51)	47.05	1.08	— [6]	.32	.32	2.43
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	— [6]	.32	.32	2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98 )	—	(.98 )	52.80	34.19	— [6]	.38	.33	2.07
Class R-1:
10/31/2025	57.74	.50	5.99	6.49	(.51 )	(2.50)	(3.01)	61.22	11.80	53	1.35	1.35	.87
10/31/2024	46.44	.59	12.23	12.82	(.69 )	(.83 )	(1.52)	57.74	28.08	54	1.35	1.35	1.10
10/31/2023	48.36	.68	(.59 )	.09	(.62 )	(1.39)	(2.01)	46.44	.01	48	1.36	1.36	1.40
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48 )	(1.61)	(2.09)	48.36	(3.48)	52	1.35	1.35	1.11
10/31/2021	39.68	.49	12.48	12.97	(.48 )	—	(.48 )	52.17	32.84	59	1.37	1.37	1.04
Refer to the end of the table(s) for footnote(s).

21	American Mutual Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025	$57.63	$.51	$5.97	$6.48	$(.52 )	$(2.50)	$(3.02)	$61.09	11.80%	$265	1.35%	1.35%	.88%
10/31/2024	46.35	.59	12.22	12.81	(.70 )	(.83 )	(1.53)	57.63	28.10	269	1.35	1.35	1.11
10/31/2023	48.28	.68	(.60 )	.08	(.62 )	(1.39)	(2.01)	46.35	.01	234	1.35	1.35	1.41
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48 )	(1.61)	(2.09)	48.28	(3.46)	245	1.35	1.35	1.11
10/31/2021	39.63	.50	12.45	12.95	(.50 )	—	(.50 )	52.08	32.81	265	1.36	1.36	1.05
Class R-2E:
10/31/2025	58.24	.68	6.04	6.72	(.68 )	(2.50)	(3.18)	61.78	12.13	39	1.06	1.06	1.16
10/31/2024	46.83	.74	12.34	13.08	(.84 )	(.83 )	(1.67)	58.24	28.44	37	1.07	1.07	1.38
10/31/2023	48.75	.82	(.59 )	.23	(.76 )	(1.39)	(2.15)	46.83	.31	29	1.07	1.07	1.69
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63 )	(1.61)	(2.24)	48.75	(3.21)	29	1.07	1.07	1.40
10/31/2021	39.99	.64	12.58	13.22	(.63 )	—	(.63 )	52.58	33.23	30	1.07	1.07	1.33
Class R-3:
10/31/2025	57.94	.76	6.01	6.77	(.77 )	(2.50)	(3.27)	61.44	12.29	645.91		.91	1.32
10/31/2024	46.59	.82	12.29	13.11	(.93 )	(.83 )	(1.76)	57.94	28.66	596.91		.91	1.54
10/31/2023	48.51	.90	(.60 )	.30	(.83 )	(1.39)	(2.22)	46.59	.46	501.91		.91	1.85
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71 )	(1.61)	(2.32)	48.51	(3.06)	536.91		.91	1.55
10/31/2021	39.81	.71	12.51	13.22	(.70 )	—	(.70 )	52.33	33.41	576.92		.92	1.49
Class R-4:
10/31/2025	58.29	.94	6.04	6.98	(.94 )	(2.50)	(3.44)	61.83	12.62	728.61		.61	1.62
10/31/2024	46.86	.99	12.35	13.34	(1.08)	(.83 )	(1.91)	58.29	29.02	743.61		.61	1.84
10/31/2023	48.77	1.05	(.60 )	.45	(.97 )	(1.39)	(2.36)	46.86	.77	672.62		.62	2.14
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85 )	(1.61)	(2.46)	48.77	(2.77)	772.61		.61	1.85
10/31/2021	40.01	.86	12.58	13.44	(.85 )	—	(.85 )	52.60	33.81	847.62		.62	1.79
Class R-5E:
10/31/2025	58.46	1.06	6.07	7.13	(1.06)	(2.50)	(3.56)	62.03	12.86	266.42		.42	1.81
10/31/2024	46.99	1.10	12.38	13.48	(1.18)	(.83 )	(2.01)	58.46	29.28	248.42		.42	2.03
10/31/2023	48.91	1.14	(.59 )	.55	(1.08)	(1.39)	(2.47)	46.99	.98	191.41		.41	2.34
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97 )	(1.61)	(2.58)	48.91	(2.54)	124.39		.39	2.07
10/31/2021	40.12	.96	12.61	13.57	(.95 )	—	(.95 )	52.74	34.09	103.40		.40	1.97
Class R-5:
10/31/2025	58.56	1.12	6.08	7.20	(1.12)	(2.50)	(3.62)	62.14	12.96	394.32		.32	1.91
10/31/2024	47.06	1.16	12.41	13.57	(1.24)	(.83 )	(2.07)	58.56	29.42	352.32		.32	2.14
10/31/2023	48.98	1.20	(.61 )	.59	(1.12)	(1.39)	(2.51)	47.06	1.05	351.32		.32	2.45
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372.31		.31	2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98 )	—	(.98 )	52.82	34.24	395.32		.32	2.09
Class R-6:
10/31/2025	58.58	1.15	6.08	7.23	(1.15)	(2.50)	(3.65)	62.16	13.02	34,585.27		.27	1.96
10/31/2024	47.08	1.18	12.41	13.59	(1.26)	(.83 )	(2.09)	58.58	29.47	32,019.27		.27	2.18
10/31/2023	48.99	1.22	(.59 )	.63	(1.15)	(1.39)	(2.54)	47.08	1.12	24,504.27		.27	2.49
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898.27		.27	2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999.27		.27	2.14
Refer to the end of the table(s) for footnote(s).

American Mutual Fund	22

Financial highlights (continued)

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[7]	30%	31%	25%	24%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	American Mutual Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Mutual Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Mutual Fund (the “Fund”), including the investment portfolio, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Mutual Fund	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Long-term capital gains	$4,708,212,000
Qualified dividend income	100%
Section 163(j) interest dividends	$186,901,000
Corporate dividends received deduction	$1,783,796,000
U.S. government income that may be exempt from state taxation	$136,059,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

25	American Mutual Fund

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended October 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Mutual Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending October 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended October 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended October 31, 2024 and October 31, 2025 and the subsequent interim period through December 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Mutual Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026